Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2021

NFY-QTLY-0621
1.800351.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)	1,000	1,043
New York - 91.0%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,586
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	1,068
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$681
5% 7/1/25	455	533
5% 7/1/26	450	526
5% 7/1/27	600	699
5% 7/1/28	360	417
5% 7/1/29	300	346
5% 7/1/30	575	661
5% 7/1/40	1,000	1,140
5.25% 7/1/35	1,000	1,153
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	586
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	772
5% 7/1/32	1,500	1,841
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,769
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	927
5% 7/1/29	1,400	1,719
5% 7/1/30	1,250	1,525
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,844
5% 7/1/34	3,000	3,670
Series 2016 A:
5% 7/1/36	8,000	9,648
5% 7/1/39	7,400	8,904
5% 7/1/41	2,500	2,941
5% 7/1/46	8,000	9,345
5% 7/1/50	6,280	7,315
Series 2017, 5% 12/1/32 (b)	4,000	4,660
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,692
5% 7/1/46	9,025	10,257
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	646
5% 7/1/27	350	410
5% 7/1/28	500	584
5% 7/1/29	725	846
5% 7/1/31	2,610	3,044
5% 7/1/32	2,660	3,103
5% 7/1/33	2,770	3,227
5% 7/1/34	2,935	3,421
5% 7/1/35	3,000	3,494
5% 7/1/36	1,000	1,165
5% 7/1/40	8,500	9,888
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	996
5% 7/1/30	1,100	1,318
5% 7/1/35	855	1,010
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,355
5% 7/1/36	1,430	1,757
5% 7/1/37	1,705	2,090
Erie County Fiscal Stability Auth.:
Series 2017 C, 5% 9/1/31	1,050	1,312
Series 2017 D:
5% 9/1/33	525	653
5% 9/1/34	850	1,056
5% 9/1/35	1,300	1,611
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	100	105
5% 6/1/25	400	467
5% 6/1/26	550	659
5% 6/1/28	155	193
5% 6/1/30	200	257
5% 6/1/32	200	259
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	880
5% 7/1/33	475	563
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,130	6,152
Series 2012 A, 5.75% 2/15/47	8,285	8,318
Series 2017 A:
4% 2/15/44	2,100	2,349
5% 2/15/32	4,000	4,858
5% 2/15/33	10,000	12,101
5% 2/15/34	6,130	7,389
5% 2/15/36	4,750	5,694
5% 2/15/37	2,505	2,996
5% 2/15/42	14,600	17,311
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	16,298
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2014 A, 5% 9/1/35	5,000	5,698
Series 2016 B, 5% 9/1/36	3,500	4,211
Series 2017, 5% 9/1/30	750	936
Series 2020 A:
5% 9/1/34	1,700	2,251
5% 9/1/35	1,200	1,583
5% 9/1/37	500	655
5% 9/1/38	1,450	1,892
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/30	1,125	1,320
5% 7/1/32	1,250	1,465
5% 7/1/33	1,000	1,170
5% 7/1/35	1,000	1,165
5% 7/1/40	4,000	4,635
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/30	1,000	1,165
5% 5/1/31	1,205	1,404
Series 2018:
5% 5/1/30	8,500	10,720
5% 5/1/32	5,000	6,254
5% 5/1/34	3,000	3,724
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,854
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	4,810
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,898
5% 12/1/34	760	898
5% 12/1/35	700	826
5% 12/1/36	700	824
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,176
5% 7/1/31	1,200	1,408
5% 7/1/32	1,250	1,465
Series 2017 A:
5% 7/1/31	1,650	2,045
5% 7/1/32	1,215	1,502
5% 7/1/34	1,310	1,611
Series 2017 C:
4% 7/1/32	1,680	1,941
5% 7/1/30	1,040	1,289
5% 7/1/31	800	991
Series 2017 D:
5% 7/1/30	1,000	1,239
5% 7/1/31	825	1,022
Series 2020 A, 4% 7/1/50	5,000	5,796
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,064
5% 11/15/56	9,000	9,756
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,134
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,469
Series 2018 F, 5% 4/1/45	15,485	18,828
Series 2019 D:
5% 12/1/41	4,305	5,344
5% 12/1/44	9,810	12,128
Series 2020 D1, 4% 3/1/44	1,475	1,710
Series 2021 A1:
4% 8/1/34	3,250	3,906
5% 8/1/32	5,000	6,577
Series 2021 F1:
5% 3/1/43	1,500	1,922
5% 3/1/50	5,700	7,225
Series B:
5% 10/1/42	2,000	2,527
5% 10/1/43	3,000	3,783
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 CC, 5% 6/15/47	6,200	7,003
Series 2015 AA, 5% 6/15/44	6,200	7,013
Series 2015 FF, 5% 6/15/32	2,000	2,361
Series 2017 EE, 5% 6/15/37	10,000	12,256
Series 2018 CC, 5% 6/15/48	7,070	8,654
Series 2019 DD 1, 5% 6/15/49	6,925	8,467
Series 2019 DD, 5.25% 6/15/49	4,410	5,489
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,635
Series 2016 S1, 5% 7/15/33	2,165	2,587
Series 2016:
5% 7/15/32	15,000	17,937
5% 7/15/35	5,000	5,964
Series 2018 S4, 5.25% 7/15/36	8,095	10,294
Series 2019 S1, 5% 7/15/43	1,715	2,109
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	8,000	9,194
Series 2017 A-1, 5% 5/1/34	1,065	1,282
Series 2017 B, 5% 8/1/34	2,640	3,200
Series 2017 E, 5% 2/1/33	5,290	6,477
Series 2017 E-1, 5% 2/1/34	4,500	5,505
Series 2017 F:
5% 5/1/33	5,000	6,165
5% 5/1/34	7,000	8,624
5% 5/1/35	11,795	14,551
5% 5/1/38	5,000	6,152
Series 2018 A2, 5% 8/1/39	5,000	6,194
Series 2018 B-1, 5% 8/1/34	3,000	3,723
Series 2018 C2, 5% 5/1/37	4,690	5,807
Series 2021 F1, 4% 11/1/38	1,500	1,806
Series C1:
4% 5/1/42	5,000	5,890
4% 5/1/47	1,000	1,170
Series E, 5% 2/1/43	5,845	7,124
Series E1, 4% 2/1/49	14,000	16,358
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	5,000	6,775
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/27	5,300	6,199
5% 11/15/29	5,000	5,806
5% 11/15/30	2,000	2,319
5% 11/15/33	9,115	10,529
5% 11/15/34	3,000	3,459
5% 11/15/40	9,990	11,409
Series 2016 A, 5% 11/15/46	13,450	15,590
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.) Series 2016 E:
5% 10/1/29	3,940	4,774
5% 10/1/30	3,355	4,049
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,491
Series 2015 A:
5% 7/1/28	5,000	5,856
5% 7/1/29	5,000	5,844
5% 5/1/30	3,450	3,977
5% 7/1/30	5,000	5,830
5% 7/1/30	10,120	11,914
5% 5/1/31	11,000	12,642
5% 7/1/31	15,000	17,488
5% 10/1/31	1,595	1,897
5% 10/1/32	1,550	1,842
Series 2015 B:
5% 7/1/28	1,300	1,514
5% 7/1/29	1,400	1,628
5% 7/1/30	1,400	1,626
5% 7/1/31	1,400	1,624
5% 7/1/32	1,450	1,680
5% 7/1/33	1,750	2,025
5% 10/1/33	1,010	1,194
5% 10/1/34	1,070	1,263
5% 7/1/40	2,545	2,910
Series 2015:
5% 12/1/21 (b)	800	820
5% 12/1/23 (b)	700	776
5% 12/1/24 (b)	600	688
5% 12/1/27 (b)	1,200	1,380
Series 2016 A:
5% 7/1/31	1,200	1,444
5% 7/1/31	600	731
5% 7/1/32	800	971
5% 7/1/33	800	962
5% 7/1/34	650	781
5% 7/1/35	500	600
5% 7/1/41	1,000	1,199
Series 2016 E, 5% 10/1/31	1,945	2,339
Series 2019 A:
4% 7/1/40	650	747
4% 7/1/45	2,750	3,115
5% 7/1/26	545	655
5% 7/1/27	390	479
5% 7/1/28	465	583
5% 7/1/29	750	958
5% 7/1/30	1,475	1,870
5% 7/1/32	1,540	1,937
5% 7/1/33	5,800	7,186
5% 7/1/34	1,300	1,632
5% 7/1/35	600	752
5% 7/1/36	500	625
5% 7/1/38	3,440	4,367
5% 7/1/41	600	741
5% 7/1/42	8,500	10,662
Series 2019 B, 5% 7/1/50	3,000	3,720
Series 2020 A:
4% 9/1/50	11,420	12,862
4% 7/1/53	5,805	6,734
5% 7/1/40	1,265	1,599
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,449
New York Dorm. Auth. Sales Tax Rev.:
Series 2014 A:
5% 3/15/36	8,180	9,231
5% 3/15/39	3,305	3,719
Series 2018 A:
5% 3/15/42	9,940	12,220
5% 3/15/43	9,940	12,198
Series 2018 C:
5% 3/15/35	18,870	23,563
5% 3/15/38	7,025	8,704
5% 3/15/43	6,185	7,590
Series 2018 E, 5% 3/15/44	5,000	6,202
Series 2018, 5% 3/15/48	19,700	24,325
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,244
Series 2017 E, 5% 6/15/42	5,000	6,159
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	8,313
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,988
Series 2016 B2, 5% 11/15/37	12,700	15,181
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H:
5% 11/15/33	1,570	1,666
5% 11/15/42	3,110	3,286
Series 2013 A, 5% 11/15/43	2,535	2,716
Series 2013 E, 5% 11/15/43	15,375	16,737
Series 2014 A1, 5% 11/15/44	8,000	8,704
Series 2014 B, 5.25% 11/15/44	6,300	7,008
Series 2014 D, 5.25% 11/15/44	5,000	5,653
Series 2015 A1:
5% 11/15/40	5,000	5,674
5% 11/15/45	1,200	1,355
Series 2015 B, 5% 11/15/29	2,125	2,449
Series 2015 C, 5% 11/15/35	600	695
Series 2016 A1, 5% 11/15/46	31,830	36,722
Series 2016 B:
5% 11/15/34	1,490	1,773
5% 11/15/35	8,375	9,943
Series 2016 C1, 5% 11/15/32	730	871
Series 2016 D:
5% 11/15/31	665	796
5.25% 11/15/31	500	607
Series 2017 C-2:
0% 11/15/27	1,600	1,438
0% 11/15/29	15,820	13,356
0% 11/15/32	18,000	13,809
Series 2017 C1:
5% 11/15/27	620	778
5% 11/15/30	535	663
Series 2017 D:
5% 11/15/28	2,125	2,678
5% 11/15/32	925	1,137
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	6,539
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	9,245
Series 2021 A, 5% 3/15/49	6,500	8,316
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	16,044
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,683
Series 2019 O, 1.45% 5/1/23	2,000	2,001
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 10/1/27 (a)	1,630	2,023
5% 10/1/28 (a)	1,680	2,125
Series 221, 3.5% 10/1/32 (a)	6,030	6,580
Series 223, 3.5% 4/1/49	2,980	3,211
Series 226, 3.5% 10/1/50 (a)	13,225	14,454
New York State Urban Dev. Corp.:
Series 2020 A:
5% 3/15/41	5,000	6,409
5% 3/15/42	2,175	2,780
Series 2020 E, 4% 3/15/46	14,820	17,161
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,591
5% 1/1/35	6,455	7,716
5% 1/1/41	9,320	11,031
5% 1/1/46	7,285	8,565
5% 1/1/51	23,625	27,601
Series 2019 B, 4% 1/1/45	5,000	5,711
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (a)	5,000	6,072
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (a)	4,000	4,524
5% 7/1/46 (a)	6,200	6,980
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/38 (a)	600	698
4% 12/1/41 (a)	1,700	1,962
5% 12/1/31 (a)	800	1,030
5% 12/1/33 (a)	1,500	1,919
5% 12/1/35 (a)	1,240	1,579
Series 2016 A, 5.25% 1/1/50 (a)	9,095	10,286
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,119
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,336
Series 2014 A, 5% 3/15/44	3,980	4,457
Series 2015 A, 5% 3/15/45	18,970	22,093
Series 2016, 5% 3/15/32	3,000	3,595
Series 2019 A, 5% 3/15/43	10,830	13,367
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (a)	1,650	1,790
5% 4/1/24 (a)	1,165	1,313
5% 4/1/29 (a)	350	449
5% 4/1/30 (a)	750	953
5% 4/1/32 (a)	900	1,126
5% 4/1/33 (a)	650	811
5% 4/1/34 (a)	1,765	2,195
5% 4/1/36 (a)	1,150	1,424
5% 4/1/38 (a)	750	923
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,147
4% 12/1/38 (FSA Insured)	1,000	1,144
4% 12/1/49 (FSA Insured)	11,305	12,686
5% 12/1/30 (FSA Insured)	755	964
5% 12/1/31 (FSA Insured)	545	693
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,813
5% 7/1/49	3,250	3,718
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	488
4% 7/1/37	275	314
4% 7/1/38	255	290
4% 7/1/39	325	369
4% 7/1/40	300	340
5% 7/1/21	200	201
5% 7/1/22	200	209
5% 7/1/23	210	230
5% 7/1/24	215	243
5% 7/1/25	235	274
5% 7/1/27	815	998
5% 7/1/28	855	1,065
5% 7/1/31	340	433
5% 7/1/32	265	336
5% 7/1/33	300	378
5% 7/1/34	300	377
5% 7/1/35	400	501
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,449
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	11,677
4% 12/1/49	10,000	11,651
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (a)	1,130	1,459
Series 221:
4% 7/15/38 (a)	1,000	1,166
4% 7/15/40 (a)	2,000	2,319
5% 7/15/32 (a)	1,500	1,935
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,732
5% 7/1/45	1,325	1,663
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,112
Suffolk County Econ. Dev. Corp. Rev.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/26	1,280	1,459
Series 2021, 5.375% 11/1/54 (b)	3,500	3,569
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	3,088
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,510	2,316
0% 11/15/28	2,500	2,254
Series 2015 A, 5.25% 11/15/45	10,820	12,714
Series 2017 B, 5% 11/15/36	5,000	6,066
Series 2018 D, 4% 11/15/37	3,000	3,584
Series 2019 A, 5% 11/15/49	10,000	12,346
Series 2020 A, 5% 11/15/54	1,015	1,279
Series 2021 A:
5% 11/15/51	1,990	2,537
5% 11/15/56	6,000	7,615
Series B, 5% 11/15/31	8,280	11,293
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51 (c)	5,435	6,995
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/26	1,385	1,650
5% 8/1/27	1,600	1,896
5% 8/1/28	1,565	1,844
5% 8/1/32	1,000	1,172
Series 2020 A, 5% 9/1/36	1,500	1,935
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/30	350	406
5% 4/1/31	335	388
5% 4/1/32	1,000	1,158
5% 4/1/34	1,045	1,203
5% 4/1/35	1,180	1,361
5% 4/1/40	1,400	1,598
5% 4/1/45	2,250	2,561
Yonkers Gen. Oblig.:
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,855
5% 9/1/27 (FSA Insured)	3,755	4,417
5% 8/1/28 (FSA Insured)	2,060	2,406
5% 8/1/29 (FSA Insured)	1,500	1,748
5% 9/1/29 (FSA Insured)	4,150	4,861
5% 8/1/30 (FSA Insured)	1,500	1,745
5% 9/1/30 (FSA Insured)	4,365	5,092
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,777
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,297
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,914
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,287

TOTAL NEW YORK		1,577,789

New York And New Jersey - 6.5%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,151
Port Auth. of New York & New Jersey:
185th Series, 5% 9/1/28 (a)	7,350	8,364
85th Series, 5.375% 3/1/28	5,735	6,767
Series 193, 5% 10/15/28 (a)	2,015	2,386
Series 202, 5% 10/15/36 (a)	5,455	6,531
Series 206, 5% 11/15/47 (a)	2,000	2,396
Series 214:
4% 9/1/37 (a)	4,000	4,663
4% 9/1/39 (a)	1,920	2,227
4% 9/1/43 (a)	6,500	7,446
5% 9/1/33 (a)	2,005	2,542
Series 218:
4% 11/1/47 (a)	11,280	12,871
5% 11/1/44 (a)	5,080	6,281
Series 221:
4% 7/15/36 (a)	3,000	3,527
4% 7/15/45 (a)	8,000	9,169
Series 223, 5% 7/15/56 (a)	5,650	7,093

TOTAL NEW YORK AND NEW JERSEY		112,414

Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,263
TOTAL MUNICIPAL BONDS
(Cost $1,587,104)		1,692,509

Municipal Notes - 0.1%
New York - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2016 A4, 0.03% 5/3/21 (Liquidity Facility Bank of America NA), VRDN (d)
(Cost $1,500)	1,500	1,500
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $1,588,604)		1,694,009
NET OTHER ASSETS (LIABILITIES) - 2.3%		39,336
NET ASSETS - 100%		$1,733,345

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,662,000 or 1.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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